General and Administrative Expenses	12 Months Ended
Mar. 31, 2024
General And Administrative Expenses
General and Administrative Expenses

11. General and Administrative Expenses

	For the years ended March 31,
	2024	2023	2022
	USD	USD	USD
Bank charges	20,260	23,043	14,830
Debt collection fee	73,077	-	-
Depreciation	4,066	-	-
Entertainment	81,038	51,325	29,615
Expected credit loss allowance	30,075	71,386	8,966
IPO costs	545,414	-	-
Motor vehicle expenses	51,286	76,634	17,839
Rental expenses	37,179	33,333	21,260
Site administrative expenses	287,217	88,652	11,410
Staff costs	515,774	395,844	322,950
Others	201,367	115,380	85,780

Total	1,846,753	855,597	512,650